Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of Property and equipment, net

	December 31,	December 31,
	2023	2024
	US$	US$
Corporate aircraft	36,332,509	—
Vehicles	4,164,765	4,103,525
Furniture and fixtures	8,690,083	8,707,803
Office buildings	17,412,804	17,156,762
Total	66,600,161	29,968,090
Accumulated depreciation	(41,056,802)	(16,636,110)
Property and equipment, net	25,543,359	13,331,980